Earnings Per Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
BASIC EARNINGS PER SHARE
Net income attributable to shareholders of Sibanye	$ 225.9	$ 362.2	$ 340.8
Ordinary shares in issue	735,079,031	1,000	1,000
Adjustment for weighting of ordinary shares in issue	(84,457,794)
Weighted average number of shares issued at the end of the year	650,621,237	1,000	1,000
BASIC EARNINGS PER SHARE ($ cents)	$ 0.35	$ 362,200.00	$ 340,800.00
DILUTED EARNINGS PER SHARE
Net income attributable to shareholders of Sibanye	$ 225.9	$ 362.2	$ 340.8
Weighted average number of shares issued at the end of the year	650,621,237	1,000	1,000
Effect of dilutive securities	13,666,904
Weighted average number of shares diluted at the end of the year	664,288,141	1,000	1,000
DILUTED EARNINGS PER SHARE ($ cents)	$ 0.34	$ 362,200.00	$ 340,800.00